CONSOLIDATED STATEMENTS OF CASH FLOWS - Entity [Domain] ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)
Cash flows from operating activities:
Net income before noncontrolling interest		₨ 99,504.7	$ 1,596.9	₨ 79,446.2	₨ 62,134.7
Adjustment to reconcile net income to net cash provided by operating activities
Provision for credit losses		17,000.2	272.8	17,428.1	12,688.0
Depreciation and amortization		6,905.8	110.8	6,980.3	6,686.2
Amortization of intangible assets		219.0	3.5	1,538.5	2,304.5
Amortization of deferred acquisition costs		5,232.0	84.0	3,569.3	3,748.7
Amortization of premium (discount) on investments		(331.3)	(5.3)	(1,015.2)	(886.8)
Other than temporary impairment losses on available for sale securities		1.8	0.0	664.7	1,546.3
Provision for deferred income taxes	[1]	(352.1)	(5.7)	(1,994.6)	(4,881.7)
Share-based compensation expense		9,138.8	146.7	5,495.5	4,533.7
Net realized (gain) loss on sale of available for sale securities		(5,167.9)	(82.9)	(1,755.7)	(2,227.8)
(Gain) loss on disposal of property and equipment, net		(111.5)	(1.8)	(27.1)	10.2
Exchange (gain) loss		(3,453.5)	(55.4)	(7,585.6)	(2,197.9)
Net change in:
Investments held for trading		3,785.1	60.7	27,645.6	(11,200.8)
Accrued interest receivable		(5,211.1)	(83.6)	(5,988.2)	(7,725.5)
Other assets		73,205.1	1,174.9	(75,437.9)	48,090.2
Accrued interest payable		4,762.5	76.4	(30,460.9)	6,201.2
Accrued expense and other liabilities		(95,770.5)	(1,537.0)	108,648.3	(47,309.7)
Net cash provided by operating activities		109,357.1	1,755.0	127,151.3	71,513.5
Cash flows from investing activities:
Net change in term placements		6,492.2	104.2	22,784.0	(49,169.2)
Activity in available for sale securities:
Purchases		(1,383,086.4)	(22,196.9)	(471,211.3)	(743,212.7)
Proceeds from sales		139,646.9	2,241.2	88,685.7	72,607.2
Maturities, prepayments and calls		687,313.0	11,030.5	476,119.7	470,598.0
Net change in repurchase options and reverse repurchase options		105,730.0	1,696.8	(195,322.6)	88,868.3
Loans purchased		(82,492.1)	(1,323.9)	(66,898.7)	(51,644.0)
Repayments on loans purchased		35,489.4	569.6	48,036.7	40,596.8
Increase in loans originated, net of principal collections		(672,149.0)	(10,787.1)	(669,463.7)	(503,662.9)
Additions to property and equipment		(8,913.7)	(143.1)	(9,728.5)	(9,994.1)
Proceeds from sale or disposal of property and equipment		329.2	5.3	127.3	43.1
Net cash used in investing activities		(1,171,640.5)	(18,803.4)	(776,871.4)	(684,969.5)
Cash flows from financing activities:
Net increase in deposits		824,928.2	13,239.0	708,925.0	493,240.6
Net increase (decrease) in short-term borrowings		61,577.6	988.2	477.7	33,123.4
Purchase of subsidiary shares from noncontrolling interest		(715.7)	(11.5)	(2,265.8)	0.0
Proceeds from issue of shares by a subsidiary to noncontrolling interests		340.8	5.5	162.4	34.6
Proceeds from issuance of long-term debt		104,257.6	1,673.2	146,341.9	162,705.7
Repayment of long-term debt		(49,324.0)	(791.6)	(51,063.9)	(45,875.4)
Proceeds from issuance of equity shares for options exercised		9,954.1	159.8	7,232.9	10,949.5
Proceeds from issuance of equity shares		97,227.9	1,560.4	0.0	0.0
Proceeds from application for issuance of equity shares for options exercised pending allotment		0.0	0.0	0.0	221.5
Payment of dividends and dividend tax		(19,300.5)	(309.7)	(15,372.6)	(11,787.0)
Net cash provided by financing activities		1,028,946.0	16,513.3	794,437.6	642,612.9
Effect of exchange rate changes on cash and cash equivalents		3,626.5	58.2	7,377.5	1,540.3
Net change in cash and cash equivalents		(29,710.9)	(476.9)	152,095.0	30,697.2
Cash and cash equivalents, beginning of year		370,835.2	5,951.5	218,740.2	188,043.0
Cash and cash equivalents, end of year		341,124.3	5,474.6	370,835.2	218,740.2
Supplementary cash flow information:
Interest paid		259,656.1	4,167.2	260,039.7	190,602.7
Income taxes paid		56,480.4	906.4	42,107.9	38,348.8
Non-cash investment activities
Payable for purchase of property and equipment		₨ 1,010.2	$ 16.2	₨ 814.6	₨ 1,074.4

[1]	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 747.7 million, Rs. 495.6 million and Rs. 74.4 million for fiscals March 31, 2013, March 31, 2014 and March 31, 2015, respectively.